UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07582

                                THE VALIANT FUND
                                ----------------
               (Exact name of registrant as specified in charter)

                   221 PENSACOLA BOULEVARD, VENICE, FL, 34285
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio
                   221 PENSACOLA BOULEVARD, VENICE, FL, 34285
                   ------------------------------------------
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-242-9340

                        Date of fiscal year end: 8/31/06
                                                 -------

                        Date of reporting period: 2/28/06
                                                 --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                THE VALIANT FUND

                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2006

THE VALIANT FUND
Semi-Annual Report - February 28, 2006

Table of Contents
                                                                            PAGE
--------------------------------------------------------------------------------
Fees and Expenses Table                                                       1

U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             3
Statement of Assets and Liabilities                                           4
Statement of Operations                                                       4
Statements of Changes in Net Assets                                           5
Financial Highlights                                                          6
--------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             8
Statement of Assets and Liabilities                                          11
Statement of Operations                                                      11
Statements of Changes in Net Assets                                          12
Financial Highlights                                                         13
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                            15
Statement of Assets and Liabilities                                          17
Statement of Operations                                                      17
Statements of Changes in Net Assets                                          18
Financial Highlights                                                         19
--------------------------------------------------------------------------------

Notes to Financial Statements                                                20
Management of the Trust                                                      26
--------------------------------------------------------------------------------

FEES AND EXPENSES (unaudited)

As a shareholder of the Valiant Fund, you incur advisory fees and distribution (12b-1) fees. All other Fund expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended February 28, 2006.

ACTUAL EXPENSES
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading iExpenses Paid During the Six-Month Periodi to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Porfoliosi actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfoliosi actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                  BEGINNING     ENDING     ANNUALIZED
                                                   ACCOUNT      ACCOUNT   EXPENSE RATIO        EXPENSES PAID
                                                    VALUE        VALUE     BASED ON THE          DURING THE
                                                   09/01/05     02/28/06  SIX-MONTH PERIOD    SIX-MONTH PERIOD*
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS A
  Actual                                          $1,000.00    $1,018.96      0.20%               $1.00
  Hypothetical (5% return before expenses)        $1,000.00    $1,023.80      0.20%               $1.00
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS B
  Actual                                          $1,000.00    $1,017.70      0.45%               $2.25
  Hypothetical (5% return before expenses)        $1,000.00    $1,022.56      0.45%               $2.26
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS D
  Actual                                          $1,000.00    $1,016.44      0.70%               $3.50
  Hypothetical (5% return before expenses)        $1,000.00    $1,021.32      0.70%               $3.51
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS E
  Actual                                          $1,000.00    $1,014.94      1.00%               $5.00
  Hypothetical (5% return before expenses)        $1,000.00    $1,019.84      1.00%               $5.01
---------------------------------------------------------------------------------------------------------------


                                       1

FEES AND EXPENSES (unaudited)

---------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS A
  Actual                                          $1,000.00    $1,019.74      0.20%                $1.00
  Hypothetical (5% return before expenses)        $1,000.00    $1,023.80      0.20%                $1.00
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS B
  Actual                                          $1,000.00    $1,018.48      0.45%                $2.25
  Hypothetical (5% return before expenses)        $1,000.00    $1,022.56      0.45%                $2.26
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS D
  Actual                                          $1,000.00    $1,017.22      0.70%                $3.50
  Hypothetical (5% return before expenses)        $1,000.00    $1,021.32      0.70%                $3.51
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS E
  Actual                                          $1,000.00    $1,015.72      1.00%                $5.00
  Hypothetical (5% return before expenses)        $1,000.00    $1,019.84      1.00%                $5.01
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS A
  Actual                                          $1,000.00    $1,013.32      0.20%                $1.00
  Hypothetical (5% return before expenses)        $1,000.00    $1,023.80      0.20%                $1.00
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS B
  Actual                                          $1,000.00    $1,012.07      0.45%               $2.25
  Hypothetical (5% return before expenses)        $1,000.00    $1,022.56      0.45%               $2.26
---------------------------------------------------------------------------------------------------------------


* EXPENSES FOR EACH PORTFOLIO ARE CALCULATED USING THE PORTFOLIOIS ANNUALIZED EXPENSE RATIO FOR EACH FUND, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 02/28/06. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THAT RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR. EXPENSE RATIOS FOR THE MOST RECENT FISCAL HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE-YEAR DATA IN THE FINANCIAL HIGHLIGHTS.


THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2006 (unaudited)
                                                                                MATURITY     PRINCIPAL
                                                                      RATE      DATE         AMOUNT            VALUE
                                                                      ----      ----         ------            -----
U.S. TREASURY OBLIGATIONS - 54.4%
U.S. TREASURY BILLS(A) - 51.9%
                                                                      4.01 %  4/20/2006   $  20,000,000   $  19,888,681
                                                                      4.25     3/2/2006      85,000,000      84,989,965
                                                                                                          -------------
                                                                                                            104,878,646
                                                                                                          -------------
U.S. TREASURY NOTES - 2.5%
                                                                      4.53    7/15/2006       5,000,000       5,045,294
                                                                                                          -------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $109,923,940)                                               109,923,940
                                                                                                          -------------

REPURCHASE AGREEMENTS - 45.9%
Bank of America, Inc., 4.55%, due 3/1/06,
with a maturity value of $17,802,250
(Collateralized by 5.00% GNMA bonds valued at $18,560,000
with maturity date 11/20/35)                                                                 17,800,000      17,800,000

Citigroup, Inc., 4.55%, due 03/01/06,
with a maturity value of $23,002,907
(Collateralized by various 1.89% -7.00% GNMA bonds valued at $23,460,000
with maturity dates 7/20/29 -1/15/36)                                                        23,000,000      23,000,000

Goldman Sachs., 4.53%, due 3/1/06,
with a maturity value of $25,003,146
(Collateralized by 4.751% GNMA bonds valued at $25,500,000
with maturity date 10/16/26)                                                                 25,000,000      25,000,000

UBS Paine Webber, 4.55%, due 3/1/06,
with a maturity value of $27,003,413
(Collateralized by various 5.50% -11.50% GNMA bonds valued at $27,542,096
with maturity dates 12/15/09 - 6/15/42)                                                      27,000,000      27,000,000
                                                                                                          -------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $92,800,000)                                                     92,800,000
                                                                                                          -------------

TOTAL INVESTMENTS (AMORTIZED COST $202,723,940) (b) - 100.3%                                                202,723,940
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                                                                 (508,301)
                                                                                                          -------------

TOTAL NET ASSETS - 100%                                                                                   $ 202,215,639
                                                                                                          =============

(a) Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
GNMA - Government National Mortgage Association

VALIANT U.S. TREASURY
MONEY MARKET PORTFOLIO
  U.S. Treasury Obligation                                 54.4 %
  Repurchase Agreements                                    45.9
                                                          -----
                                                          100.3
  Liabilities In Excess of Other Assets                    (0.3)
                                                          -----
                                                          100.0 %
                                                          =====


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2006 (UNAUDITED)

ASSETS:
Investments at value (amortized cost $109,923,940)                $ 109,923,940
Repurchase agreements (amortized cost $92,800,000)                   92,800,000
                                                                  -------------
  Total investments                                                 202,723,940
Cash                                                                     94,210
Receivables:
  Interest                                                               55,223

Other assets                                                              5,259
                                                                  -------------
  TOTAL ASSETS                                                      202,878,632

LIABILITIES:
Payables:
  Dividends                                     $     563,391
Accrued expenses and other liabilities:
  Investment manager                                   30,000
  Distribution and shareholder servicing               69,602
                                                -------------
    TOTAL LIABILITIES                                                   662,993
                                                                  -------------
NET ASSETS                                                        $ 202,215,639
                                                                  =============

COMPOSITION OF NET ASSETS:
Capital                                                           $ 202,466,081
Accumulated net realized loss from
  investment transactions                                              (250,442)
                                                                  -------------
NET ASSETS                                                        $ 202,215,639
                                                                  =============

Class A Shares
  Net assets                                                      $   1,438,735
  Shares outstanding (unlimited number
    of shares authorized with no par value)                           1,440,607
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $        1.00
                                                                  =============

Class B Shares
  Net assets                                                      $  74,386,628
  Shares outstanding (unlimited number of
    shares authorized with no par value)                             74,478,720
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $        1.00
                                                                  =============

Class D Shares
  Net assets                                                      $ 114,201,566
  Shares outstanding (unlimited number of
    shares authorized with no par value)                            114,340,961
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $        1.00
                                                                  =============

Class E Shares
  Net assets                                                      $  12,188,710
  Shares outstanding (unlimited number of
    shares authorized with no par value)                             12,205,799
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $        1.00
                                                                  =============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $   4,124,993
                                                                  -------------
  TOTAL INVESTMENT INCOME                                             4,124,993

EXPENSES:
Investment manager                              $     207,256
Distribution and shareholder servicing:
  Class A Shares                                        2,420
  Class B Shares                                      131,313
  Class D Shares                                      290,467
  Class E Shares                                       58,604
Trustees fees                                           5,774
                                                -------------
  Total expenses before contractual
    fee reimbursements                                                  695,834
  Contractual fee reimbursements                                        (45,713)
                                                                  -------------
  NET EXPENSES                                                          650,121
                                                                  -------------
NET INVESTMENT INCOME                                                 3,474,872
                                                                  -------------
NET REALIZED GAIN FROM INVESTMENT
  TRANSACTIONS                                                            1,215
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $   3,476,087
                                                                  =============


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO


---------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------
                                                            FOR THE
                                                       SIX MONTHS ENDED    FOR THE
                                                      FEBRUARY 28, 2006  YEAR ENDED
                                                         (UNAUDITED)   AUGUST 31, 2005
                                                       -------------    -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                $   3,474,872    $   4,810,500
  Net realized gain from investment transactions               1,215               21
                                                       -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       3,476,087        4,810,521
                                                       -------------    -------------
DIVIDENDS:
  Net investment income:
  Class A Shares                                             (26,158)         (18,995)
  Class B Shares                                          (1,322,720)      (1,663,384)
  Class D Shares                                          (1,907,823)      (2,912,706)
  Class E Shares                                            (218,171)        (263,030)
                                                       -------------    -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                           (3,474,872)      (4,858,115)
                                                       -------------    -------------
DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS (NOTE 4)                                  (32,750,287)     (67,502,822)
                                                       -------------    -------------
NET DECREASE IN NET ASSETS                               (32,749,072)     (67,550,416)
NET ASSETS:
  Beginning of period                                    234,964,711      302,515,127
                                                       -------------    -------------
  End of period (including accumulated
    undistributed net investment income
    of $0 and $0, respectively)                        $ 202,215,639    $ 234,964,711
                                                       =============    =============



                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO


--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------

                                       FOR THE
                                   SIX MONTHS ENDED                 FOR THE YEARS ENDED AUGUST 31,
                                   FEBRUARY 28, 2006 ---------------------------------------------------------------
                                      (UNAUDITED)       2005           2004          2003        2002       2001
                                      -----------       ----           ----          ----        ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD   $   1.000    $  1.000        $  1.000      $   1.000    $  1.000   $  1.000
                                      ----------    --------        --------      ---------    --------   --------
INVESTMENT ACTIVITIES
  Net investment income                    0.019        0.023          0.009          0.012       0.021       0.050
                                      ----------    --------        --------      ---------    --------   --------
DIVIDENDS
  Net investment income                   (0.019)      (0.023)        (0.009)        (0.012)     (0.021)     (0.050)
                                      ----------    --------        --------      ---------    --------   --------
NET ASSET VALUE, END OF PERIOD         $   1.000    $   1.000       $  1.000      $   1.000    $  1.000   $   1.000
                                      ==========    =========       ========      =========    ========   =========
TOTAL RETURN (a)                           3.33%        2.31%           0.92%          1.22%       2.05%       5.30%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)      $  1,439     $  1,186        $    339      $   7,159    $  7,260   $  10,355
Ratio of expenses to average
  net assets, before contractual
  fee waivers and/or expense
  reimbursements                           0.56%(b)     0.55%           0.55%          0.55%       0.55%       0.55%
Ratio of expenses to average
  net assets                               0.20%(b)     0.20%           0.20%          0.20%       0.20%       0.20%
Ratio of net investment income
  to average net assets                    3.78%(b)     2.58%           0.87%          1.21%       2.12%       5.13%

-----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------

                                        FOR THE
                                    SIX MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                    FEBRUARY 28, 2006  ---------------------------------------------------------------
                                       (UNAUDITED)         2005        2004         2003          2002          2001
                                       -----------         ----        ----         ----          ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD   $   1.000       $   1.000    $  1.000     $   1.000     $   1.000     $   1.000
INVESTMENT ACTIVITIES
  Net investment income                    0.018           0.020       0.007         0.010         0.018     $   0.050
DIVIDENDS
  Net investment income                   (0.018)         (0.020)     (0.007)       (0.010)       (0.018)    $  (0.050)
NET ASSET VALUE, END OF PERIOD         $   1.000       $   1.000    $  1.000     $   1.000     $   1.000     $   1.000
TOTAL RETURN (A)                            3.07%           2.06%       0.67%         0.96%         1.80%         5.04%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)      $  74,387       $  85,223    $ 89,633     $ 126,617     $ 146,246     $ 117,213
Ratio of expenses to average
  net assets, before contractual
  fee waivers and / or expense
  reimbursements                            0.56%(b)        0.55%       0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average
  net assets                                0.45%(b)        0.45%       0.45%         0.45%         0.45%         0.45%
Ratio of net investment income
  to average net assets                     3.53%(b)        2.05%       0.65%         0.95%         1.77%         4.44%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of d each perio reported and includes reinvestment of dividends.
(b)  Annualized.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO


----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
----------------------------------------------------------------------------------------------------------------------

                                        FOR THE
                                    SIX MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                    FEBRUARY 28, 2006  ---------------------------------------------------------------
                                       (UNAUDITED)         2005        2004         2003          2002          2001
                                       -----------         ----        ----         ----          ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD    $    1.000      $  1.000     $  1.000     $  1.000    $   1.000     $   1.000
INVESTMENT ACTIVITIES
  Net investment income                      0.016         0.018        0.004        0.008        0.015     $   0.050
DIVIDENDS
  Net investment income                     (0.016)       (0.018)      (0.004)      (0.008)      (0.015)    $  (0.050)
NET ASSET VALUE, END OF PERIOD          $    1.000      $  1.000     $  1.000     $  1.000    $   1.000     $   1.000
TOTAL RETURN (A)                              2.82%         1.80%        0.42%        0.71%        1.54%         4.77%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)       $  114,202      $132,938     $197,640     $286,191    $ 325,896     $ 339,659
Ratio of expenses to average
  net assets, before contractual
  fee waivers and / or expense               0.71%(b)       0.70%        0.70%        0.70%        0.70%         0.70%
  reimbursements                             0.70%(b)       0.70%        0.70%        0.70%        0.70%         0.70%
Ratio of expenses to average                 3.28%(b)       1.70%        0.41%        0.71%        1.54%         4.55%
  net assets
Ratio of net investment income
  to average net assets

----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
----------------------------------------------------------------------------------------------------------------------

                                        FOR THE
                                    SIX MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                    FEBRUARY 28, 2006  ---------------------------------------------------------------
                                       (UNAUDITED)         2005        2004         2003          2002          2001
                                       -----------         ----        ----         ----          ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD    $    1.000      $   1.000    $  1.000     $  1.000        1.000         1.000
INVESTMENT ACTIVITIES
  Net investment income                      0.015         0.015        0.001        0.005        0.013    $    0.040
DIVIDENDS
  Net investment income                     (0.015)       (0.015)      (0.001)      (0.005)      (0.013)   $   (0.040)
NET ASSET VALUE, END OF PERIOD          $    1.000      $  1.000     $  1.000     $  1.000    $   1.000    $    1.000
TOTAL RETURN (A)                              2.51%         1.50%        0.12%        0.41%        1.24%         4.46%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)       $   12,189      $ 15,617     $ 14,903     $ 28,437    $ 105,257     $ 220,850
Ratio of expenses to average
  net assets, before contractual
  fee waivers and / or expense               1.01%(b)       1.00%        1.00%        1.00%        1.00%         1.00%
  reimbursements                             1.00%(b)       1.00%        1.00%        1.00%        1.00%         1.00%
Ratio of expenses to average                 2.98%(b)       1.55%        0.10%        0.48%        1.32%         4.19%
  net assets
Ratio of net investment income
  to average net assets

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.
(b)  Annualized.


                       See notes to financial statements.


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2006 (unaudited)
                                                   MATURITY      PRINCIPAL
                                         RATE        DATE         AMOUNT          VALUE
                                         ----        ----         ------          -----
COMMERCIAL PAPER - 38.1%
DISTRIBUTION/WHOLESALE - 4.1%
Louis Dreyfus Corp.                     4.51%      3/1/06      $ 20,000,000   $ 20,000,000
                                                                              ------------
EDUCATION - 2.3%
Johns Hopkins University                4.57       4/6/06        11,300,000     11,300,000
                                                                              ------------
FINANCE - 8.2%
Govco, Inc.                             4.64       5/11/06       20,000,000     19,816,978
Jupiter Security Corp.                  4.52       3/23/06       20,000,000     19,944,755
                                                                              ------------
                                                                                39,761,733
                                                                              ------------
INDUSTRIES - 4.1%
Yorkshire Building Society              4.62       5/9/06        20,000,000     19,822,900
                                                                              ------------

SPECIAL PURPOSE ENTITY - 19.4%
Clipper Receivables Co., LLC            4.56       3/1/2006      20,000,000     20,000,000
Greyhawk Funding                        4.52       3/23/2006     15,000,000     14,958,567
Lexington Parker Capital                4.44       4/6/2006      20,000,000     19,911,200
Lockhart Funding LLC                    4.58       4/5/2006      20,000,000     19,910,944
Steamboat Funding Corp.                 4.52       3/10/2006     20,000,000     19,977,400
                                                                              ------------
                                                                                94,758,111
                                                                              ------------
TOTAL COMMERCIAL PAPER
  (AMORTIZED COST $185,642,744)                                                185,642,744
                                                                              ------------
CORPORATE OBLIGATIONS* - 13.4%
FINANCIAL SERVICES - 2.8%
Bank of America                         4.56       3/1/2006      10,000,000     10,000,000
Vista Funding                           4.87       3/2/2006         435,000        435,000
Wyoming Steel Investment                4.67       3/2/2006       3,030,000      3,030,000
                                                                              ------------
                                                                                13,465,000
                                                                              ------------
FOOD - 0.2%
Jacksons Food Stores, Inc.              4.62       3/2/2006         758,000        758,000
                                                                              ------------
HEALTH SERVICES - 1.0%
Gastroenterology Associates, LLC        4.57       3/2/2006       2,540,000      2,540,000
Louisiana Endoscopy Floater             4.57       3/2/2006       1,800,000      1,800,000
Riverview Medical Office Building       4.62       3/2/2006         800,000        800,000
                                                                              ------------
                                                                                 5,140,000
                                                                              ------------
LEISURE - 0.9%
Commonwealth Country Club, Ltd.         4.62       3/2/2006       3,120,000      3,120,000
Sandusky Yacht Club                     4.62       3/2/2006       1,160,000      1,160,000
                                                                              ------------
                                                                                 4,280,000
                                                                              ------------
REAL ESTATE - 3.7%
208 Associates LLC                      4.62       3/2/2006         850,000        850,000
Aztec Properties LLC                    4.57       3/2/2006       1,993,000      1,993,000
CMW Real Estate LLC                     4.62       3/2/2006       2,175,000      2,175,000
El Dorado Enterprises of Miami FL       4.67       3/2/2006       1,900,000      1,900,000
El Dorado Enterprises of Miami FL       4.67       3/2/2006       8,985,000      8,985,000
G & J Properties II                     4.57       3/2/2006          10,000        910,000
Ordeal Properties LLC                   4.62       3/2/2006       1,210,000      1,210,000
                                                                              ------------
                                                                                18,023,000
                                                                              ------------


                       See notes to financial statements.


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2006 (unaudited)
                                                       MATURITY           PRINCIPAL
                                              RATE       DATE              AMOUNT        VALUE
                                              ----       ----              ------        -----
SPECIAL PURPOSE ENTITY - 4.8%
Approach Partnership                         4.62      3/2/2006       1,010,000         1,010,000
Barry-Wehmiller Group                        4.57      3/2/2006       1,085,000         1,085,000
Best One Tire & Service                      4.57      3/2/2006         900,000           900,000
Butler County, Surgical Properties           4.57      3/2/2006       1,355,000         1,355,000
Chuo Mubea Suspen Compon                     4.57      3/2/2006         275,000           275,000
Denver LLC                                   4.87      3/2/2006         360,000           360,000
Exal Corp.                                   4.57      3/2/2006       1,400,000         1,400,000
FE LLC                                       4.52      3/2/2006         950,000           950,000
GCG Portage LLC                              4.67      3/2/2006       1,180,000         1,180,000
GMC Financing, LLC                           4.59      3/2/2006       2,825,000         2,825,000
ISO Building LLC                             4.57      3/2/2006         900,000           900,000
K. C. Jordan & Associates                    4.57      3/2/2006         700,000           700,000
Michigan Equity Group 4.57                             3/2/2006       1,300,000         1,300,000
MMR Development Co.                          4.57      3/2/2006       1,070,000         1,070,000
Physicians Center LP                         4.57      3/2/2006       3,070,000         3,070,000
Taylor Steel, Inc.                           4.62      3/2/2006       2,060,000         2,060,000
Village Enterprises                          4.62      3/2/2006         985,000           985,000
Wellington Green LLC                         4.62      3/2/2006       2,160,000         2,160,000
                                                                                     ------------
                                                                                       23,585,000
                                                                                     ------------
TOTAL CORPORATE OBLIGATIONS
  (AMORTIZED COST $65,251,000)                                                         65,251,000
                                                                                     ------------
CERTIFICATE OF DEPOSIT - 24.6%
BANKING - 24.6%
Citibank                                     4.60      4/27/2006     20,000,000        20,000,000
HBOS Treasury Services                       4.51      4/10/2006     20,000,000        20,000,110
HSH Nordbank                                 4.53      3/23/2006     20,000,000        20,000,000
Royal Bank of Scottland                      4.81      1/16/2007     10,000,000        10,000,425
Union Bank of Switzerland                    4.52      3/28/2006     20,000,000        20,000,000
Wells Fargo                                  4.87      1/31/2007     10,000,000         9,999,497
Wilmington                                   4.61      4/17/2006     20,000,000        20,000,129
                                                                                     ------------
TOTAL CERTIFICATE OF DEPOSIT
  (AMORTIZED COST $120,000,161)                                                       120,000,161
                                                                                     ------------

MUNICIPAL NOTES AND BONDS* - 6.3%
ALABAMA - 3.7%
Auburn Taxable Revenue, Series B             4.57      3/2/2006       5,840,000         5,840,000
Meadow Brook                                 4.59      3/2/2006      12,040,000        12,040,000
                                                                                     ------------
                                                                                       17,880,000
                                                                                     ------------
ILLINOIS - 1.0%
Upper Illinois River Valley
  Development Authority                      4.62      3/2/2006       4,595,000         4,595,000
                                                                                     ------------
MICHIGAN - 0.3%
Michigan City Industrial Economic
  Development Revenue                        4.57      3/2/2006       1,400,000         1,400,000
                                                                                     ------------
NEW YORK - 0.7%
Baird Properties LLC                         4.66      3/2/2006       2,055,000         2,055,000
IHA Capital Development Corp.                4.57      3/2/2006       1,500,000         1,500,000
                                                                                     ------------
                                                                                        3,555,000
                                                                                     ------------
OHIO - 0.6%
Hopkins Waterhouse LLC                       4.62      3/2/2006         835,000           835,000
Mercer County, HealthCare Facilities         4.58      3/3/2006       1,895,000         1,895,000
                                                                                     ------------
                                                                                        2,730,000
                                                                                     ------------
VIRGINIA - 0.0%
Ashland Industrial Development Authority     4.81      3/2/2006         350,000           350,000
                                                                                     ------------
TOTAL MUNICIPAL NOTES AND BONDS
  (AMORTIZED COST $30,510,000)                                                         30,510,000
                                                                                     ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
Federal Home Loan Mortgage Corp.             4.25      10/23/06      10,000,000        10,000,000
                                                                                     ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (AMORTIZED COST $10,000,000)                                                         10,000,000
                                                                                     ------------


                       See notes to financial statements


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2006 (unaudited)
                                                         MATURITY      PRINCIPAL
                                                RATE       DATE         AMOUNT        VALUE
                                                ----       ----         ------        -----
REPURCHASE AGREEMENT - 15.7%
Bank of America, Inc., 4.55%,
  due 3/01/06, with a
  maturity value of $76,809,707
  (Collateralized by various 0%
  -6.3112% GNMA bonds valued
  at $78,336,000 with maturity
  dates 6/16/21 - 2/20/36)                                           76,800,000    76,800,000
                                                                                -------------
TOTAL REPURCHASE AGREEMENTS
  (AMORTIZED COST $76,800,000)                                                     76,800,000
                                                                                -------------
TOTAL INVESTMENTS (AMORTIZED COST
  $488,203,905) (a) -  100.1%                                                     488,203,905
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (0.1%)                                                                             (481,125)
                                                                                -------------
TOTAL NET ASSETS - 100%                                                         $ 487,722,780
                                                                                =============

---------------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at February 28, 2006 maturity date shown reflects next rate change date.
(a)  The cost of investments for federal income tax purposes are the same.

GNMA - Government National Mortgage Association
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company


VALIANT GENERAL MONEY MARKET PORTFOLIO
  Commercial Paper                                                38.1 %
  Corporate Obligations                                           13.4
  Certificate of Deposit                                          24.6
  Municipal Notes and Bonds                                        6.3
  U.S. Government & Agency Obligations                             2.0
  Repurchase Agreement                                            15.7
                                                                 -----
                                                                 100.1
Liabilities In Excess of Other Assets                             (0.1)
                                                                 -----
                                                                 100.0 %
                                                                 =====


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2006

ASSETS:
Investments, at value (amortized cost $411,403,905)               $ 411,403,905
Repurchase agreements (amortized cost $76,800,000)                   76,800,000
                                                                  -------------
     Total investments                                              488,203,905
Cash                                                                     14,381
Receivables:
     Interest                                                         1,147,633
Other assets                                                                  9
                                                                  -------------
       TOTAL ASSETS                                                 489,365,928

LIABILITIES:
Payables:
     Dividends                                     $   1,522,914
Accrued expenses and other liabilities:
     Investment manager                                   71,461
     Distribution and shareholder servicing               48,773
                                                   -------------
       TOTAL LIABILITIES                               1,643,148
                                                   -------------
NET ASSETS                                         $ 487,722,780
                                                   =============

Composition of Net Assets:
Capital                                                           $ 487,776,622
Accumulated net realized loss from
      investment transactions                                           (53,842)
                                                                  -------------
Net Assets                                                        $ 487,722,780
                                                                  =============

Class A Shares
     Net assets                                                   $ 380,780,494
     Shares outstanding (unlimited number of
       shares authorized with no par value)                         380,841,100
     Net Asset Value, Offering Price and
        Redemption Price per share                                $        1.00
                                                                  =============

Class B Shares
     Net assets                                                   $     118,860
     Shares outstanding (unlimited number of
       shares authorized with no par value)                             118,887
     Net Asset Value, Offering Price and
        Redemption Price per share                                $        1.00
                                                                  =============

Class D Shares
     Net assets                                                   $  71,215,575
     Shares outstanding (unlimited number of
       shares authorized with no par value)                          71,226,885
     Net Asset Value, Offering Price and
        Redemption Price per share                                $        1.00
                                                                  =============

Class E Shares
     Net assets                                                   $  35,607,851
     Shares outstanding (unlimited number of
       shares authorized with no par value)                          35,619,018
     Net Asset Value, Offering Price and
        Redemption Price per share                                $        1.00
                                                                  =============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $ 8,781,097
                                                                    -----------
     TOTAL INVESTMENT INCOME                                          8,781,097

EXPENSES:
Investment manager                                 $   421,904
Distribution and shareholder servicing:
     Class A Shares                                    575,580
     Class B Shares                                        175
     Class D Shares                                    146,049
     Class E Shares                                    137,927
Trustees fees                                           10,350
                                                   -----------
     Total expenses before contractual
        fee reimbursements                                            1,291,985
     Contractual fee waivers and
        expense reimbursements                                         (585,980)
                                                                    -----------
     NET EXPENSES                                                       706,005
                                                                    -----------
NET INVESTMENT INCOME                                                 8,075,092
                                                                    -----------
NET REALIZED LOSS FROM INVESTMENT
     TRANSACTIONS                                                          (667)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                                     $ 8,074,425
                                                                    ===========


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         FOR THE
                                                    SIX MONTHS ENDED               FOR THE
                                                    FEBRUARY 28, 2006            YEAR ENDED
                                                       (UNAUDITED)             AUGUST 31, 2005
                                                    -----------------        -----------------

INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income                             $   8,075,092          $   9,890,713
     Net realized loss from investment transactions             (667)                   (22)
                                                       -------------          -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       8,074,425              9,890,691
                                                       -------------          -------------

DIVIDENDS:
     Net investment income:
       Class A Shares                                     (6,514,418)            (8,222,301)
       Class B Shares                                         (1,852)               (28,849)
       Class D Shares                                     (1,016,520)            (1,047,613)
       Class E Shares                                       (542,302)              (591,950)
                                                       -------------          -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                           (8,075,092)            (9,890,713)
                                                       -------------          -------------
DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS (NOTE 4)                                  124,332,312             (4,761,334)
                                                       -------------          -------------
NET DECREASE IN NET ASSETS                               124,331,645             (4,761,356)

NET ASSETS:
     Beginning of year                                   363,391,135            368,152,491
                                                       -------------          -------------
     End of year (including accumulated
       undistributed net investment
       income of $0 and $0, respectively)              $ 487,722,780          $ 363,391,135
                                                       =============          =============


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO


------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------

                                       FOR THE
                                   SIX MONTHS ENDED                          FOR THE YEARS ENDED AUGUST 31,
                                   FEBRUARY 28, 2006   -----------------------------------------------------------------
                                      (UNAUDITED)      2005           2004           2003           2002           2001
                                      -----------      ----           ----           ----           ----           ----

Net Asset Value, Beginning of Year   $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                     ----------    ----------     ----------     ----------     ----------     ----------
Investment Activities
      Net investment income               0.020         0.024          0.010          0.013          0.022     $    0.050
                                     ----------    ----------     ----------     ----------     ----------     ----------
Dividends
      Net investment income              (0.020)       (0.024)        (0.010)        (0.013)        (0.022)    $   (0.050)
                                     ----------    ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year         $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                     ==========    ==========     ==========     ==========     ==========     ==========
Total Return (a)                           3.47%         2.42%          1.01%          1.29%          2.24%          5.52%
Ratios/Supplementary Data:
Net Assets at end of period (000)    $  380,780    $  273,911     $  256,923     $  364,392     $  357,676     $  380,513
Ratio of expenses to average
   net assets, before contractual
   fee waivers and / or expense
   reimbursements                          0.55%(b)      0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to
   average net assets                      0.20%(b)      0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to
   average net assets                      3.96%(b)      2.40%          0.99%          1.28%          2.22%          5.36%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------

                                       FOR THE
                                   SIX MONTHS ENDED                          FOR THE YEARS ENDED AUGUST 31,
                                   FEBRUARY 28, 2006   -----------------------------------------------------------------
                                      (UNAUDITED)      2005           2004           2003           2002           2001
                                      -----------      ----           ----           ----           ----           ----

Net Asset Value, Beginning of Year   $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                     ----------    ----------     ----------     ----------     ----------     ---------
Investment Activities
      Net investment income               0.018         0.021          0.008          0.010          0.019     $    0.050
                                     ----------    ----------     ----------     ----------     ----------     ---------
Dividends
      Net investment income              (0.018)       (0.021)        (0.008)        (0.010)        (0.019)    $   (0.050)
                                     ----------    ----------     ----------     ----------     ----------     ---------
Net Asset Value, End of Year         $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                     ==========    ==========     ==========     ==========     ==========     ==========
Total Return (a)                           3.21%         2.16%          0.76%          1.04%          1.98%          5.25%
Ratios/Supplementary Data:
Net Assets at end of period (000)    $      119    $      103     $    5,064     $   10,620     $   15,719     $    9,169
Ratio of expenses to average
   net assets, before contractual
   fee waivers and / or expense
   reimbursements                          0.55%(b)      0.55%          0.50%          0.55%          0.55%          0.55%
Ratio of expenses to
   average net assets                      0.45%(b)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income to
   average net assets                      3.70%(b)      1.53%          0.74%          1.03%          1.91%          4.91%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.
(b)  Annualized.


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO


------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
------------------------------------------------------------------------------------------------------------------------

                                       FOR THE
                                   SIX MONTHS ENDED                          FOR THE YEARS ENDED AUGUST 31,
                                   FEBRUARY 28, 2006   -----------------------------------------------------------------
                                      (UNAUDITED)      2005           2004           2003           2002           2001
                                      -----------      ----           ----           ----           ----           ----
Net Asset Value, Beginning of Year   $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                     ----------    ----------     ----------     ----------     ----------     ----------
Investment Activities
      Net investment income               0.017         0.019          0.005          0.007          0.016     $    0.050
                                     ----------    ----------     ----------     ----------     ----------     ----------
Dividends
      Net investment income              (0.017)       (0.019)        (0.005)        (0.007)        (0.016)    $   (0.050)
                                     ----------    ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year         $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                     ==========    ==========     ==========     ==========     ==========     ==========
Total Return (a)                           2.95%         1.91%          0.50%          0.79%          1.73%          4.99%
Ratios/Supplementary Data:
Net Assets at end of period (000)    $   71,216    $   53,722     $   59,116     $   74,943     $   40,662     $   16,861
Ratio of expenses to average
   net assets, before contractual
   fee waivers and / or expense
   reimbursements                          0.70%(b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of expenses to
   average net assets                      0.70%(b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income to
   average net assets                      3.48%(b)      1.87%          0.50%          0.73%          1.55%          4.81%

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
------------------------------------------------------------------------------------------------------------------------

                                       FOR THE
                                   SIX MONTHS ENDED                          FOR THE YEARS ENDED AUGUST 31,
                                   FEBRUARY 28, 2006   -----------------------------------------------------------------
                                      (UNAUDITED)      2005           2004           2003           2002           2001
                                      -----------      ----           ----           ----           ----           ----

Net Asset Value, Beginning of Year   $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                     ----------    ----------     ----------     ----------     ----------     ----------
Investment Activities
      Net investment income               0.016         0.016          0.002          0.005          0.014     $    0.050

Dividends                                (0.016)       (0.016)        (0.002)        (0.005)        (0.014)    $   (0.050)
      Net investment income         -----------    ----------     ----------     ----------     ----------     ----------
                                     $    1.000    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
Net Asset Value, End of Year        ===========    ==========     ==========     ==========     ==========     ==========
                                           2.65%         1.61%          0.20%          0.49%          1.42%          4.68%
Total Return (a)
Ratios/Supplementary Data:           $    35,608   $   35,655     $   47,050     $   58,005     $   83,742     $   99,984
Net Assets at end of period (000)
Ratio of expenses to average
   net assets, before contractual
   fee waivers and / or expense
   reimbursements                          1.00%(b)      1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to
   average net assets                     1.00%(b)       1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to
   average net assets                     3.15%(b)       1.54%          0.20%          0.51%          1.45%          4.23%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.
(b)  Annualized.


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2006 (unaudited)


                                                                      MATURITY      PRINCIPAL
                                                                RATE    DATE          AMOUNT         VALUE
                                                                ----    ----          ------         -----
COMMERCIAL PAPER -4.6%
FLORIDA - 3.7%
Sarasota County Public Hospital, LOC Suntrust Bank              3.07%   4/4/06     $  4,050,000   $  4,050,000
Sunshine State, Series H                                        3.03    3/9/06        3,000,000      3,000,000
                                                                                                  ------------
                                                                                                     7,050,000
                                                                                                  ------------
PENNSYLVANIA -0.9%
Delaware County                                                 3.05    3/7/06        1,700,000      1,700,000
                                                                                                  ------------

TOTAL COMMERCIAL PAPER (Amortized Cost $8,750,000)                                                   8,750,000
                                                                                                  ------------

MUNICIPAL BONDS AND NOTES - 10.8%
FLORIDA - 4.7%
Palm Beach County School District, TAN                          4.00    9/28/06       4,000,000      4,022,466
Brevard County Florida School District                          4.00    6/30/06       5,000,000      5,017,877
                                                                                                  ------------
                                                                                                     9,040,343
                                                                                                  ------------

INDIANA - 1.3%
Elkhart Indiana Community Schools                               4.35    12/29/06      2,500,000      2,520,557
                                                                                                  ------------

NEW JERSEY - 2.1%
New Jersey State Tax and Revenue                                4.50    6/23/06       4,000,000      4,016,627
                                                                                                  ------------

OHIO - 1.9%
Stow Ohio Recreational Facilities                               4.00    5/11/06       3,500,000      3,505,467
                                                                                                  ------------

TEXAS - 0.8%
Richardson Independent School District                          2.75    4/1/06        1,500,000      1,500,000
                                                                                                  ------------

                                                                                                  ------------
TOTAL MUNICIPAL BONDS AND NOTES
  (Amortized Cost $20,582,994)                                                                      20,582,994
                                                                                                  ------------

VARIABLE MUNICIPAL BONDS* - 83.5%
ALABAMA - 1.3%
Birmingham Alabama Special Care
  Facilities Authority Revenues                                 4.00    6/30/06       2,500,000      2,500,000
                                                                                                  ------------

CONNECTICUT - 1.5%
Connecticut State Health and
  Educational Facilities Authority Revenue,
  Yale University, Series T-1                                   2.95    3/1/06        2,805,000      2,805,000

FLORIDA - 63.0%
ABN AMRO Munitops Certificates of  Trust                        3.20    3/2/06        3,650,000      3,650,000
Alachua County Florida Health
  Facilities Authority Continuing Care,
  LOC BNP Paribas                                               3.00    3/1/06          200,000        200,000
Collier County Educational Facilities
  Authority Revenue, LOC Fifth Third Bank                       3.18    3/3/06        7,000,000      7,000,000
Collier County, IDR, Health Care Facilities
  Revenue, LOC Fifth Third Bank                                 3.18    3/3/06        2,800,000      2,800,000
Dade County Individual Development Authority                    3.16    3/1/06        6,090,000      6,090,000
Dade County Water and Sewer Systems Revenue                     3.17    3/1/06        2,500,000      2,500,000
Eagle Tax Exempt Trust                                          3.22    3/2/06        4,490,000      4,490,000
Florida Housing Finance Corp.,
  Multifamily Revenue, Charleston, Series I-A                   3.20    3/2/06        6,750,000      6,750,000
Florida Housing Finance Corp.,
  Multi Family Revenue, Cypress Lake                            3.20    3/2/06        3,500,000      3,500,000
Florida State Board of Education Lottery Revenue                3.22    7/1/19        1,995,000      1,995,000
Florida State Board of Education                                3.22    3/2/06        2,500,000      2,500,000
Florida State Board of Education                                3.22    3/2/06        8,000,000      8,000,000
Florida State Municipal Power
  Agency Revenue, Stanton Project                               3.20    3/1/06        1,000,000      1,000,000
Halifax Hospital Medical Center,
  Health Care Facilities Revenue                                3.21    3/1/06        1,200,000      1,200,000
Hillsborough County                                             2.90    6/15/06       2,100,000      2,100,000
Jacksonville Florida District
  Energy Systems Revenue                                        3.17    3/2/06        5,325,000      5,325,000
Jacksonville Economic Development
  Commission Health Care Facilities Revenue, Series A
   LOC Fortis Banque Belgium, JP Morgan Chase Bank              3.20    3/2/06        2,000,000      2,000,000
Jacksonville Health Facilities Authority Hospital Revenue       3.17    3/1/06        2,295,000      2,295,000
Jacksonville Health Facilities Authority Hospital               3.13    4/27/06       5,000,000      5,000,000
Lakeland Educational Facilities Revenue                         3.18    3/1/06        2,000,000      2,000,000
Lee County Florida Industrial Development
  Authority  Healthcare Facility                                3.20    3/3/06        2,885,000      2,885,000
Marion County Hospital District Revenue                         3.21    3/1/06        5,275,000      5,275,000
Orange County Housing Finance Authority
  Multifamily Revenue                                           3.20    3/1/06        1,800,000      1,800,000
Orange County Industrial Development Authority,
  IDR, LOC U.S. Bank Trust N.A                                  3.10    4/1/06        1,420,000      1,420,000
Orlando Utilities Commission Water &
  Electric Revenue, Series B                                    3.19    3/1/06        7,000,000      7,000,000
Palm Beach County Revenue, Norton
  Gallery, Inc. Project                                         3.22    3/1/06        4,000,000      4,000,000
Palm Beach County Revenue, Raymond F
  Kravis Center Project, LOC Northern Trust Co.                 3.15    3/2/06        6,400,000      6,400,000
Pinellas County Florida Health Facilities
  Authority Revenue                                             3.22    3/2/06        1,910,000      1,910,000
Polk County School Board COP, Series A                          3.18    3/2/06        2,000,000      2,000,000
Port Orange Revenue, Palmer College Project,
  LOC Lasalle Bank N.A                                          3.21    3/2/06        4,500,000      4,500,000
St. Johns County, HFA Multi-Family Remington                    3.21    3/1/06        7,600,000      7,600,000


                             See notes to financial
                                       15

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2006 (unaudited)

                                                                       MATURITY      PRINCIPAL
                                                                RATE    DATE          AMOUNT         VALUE
                                                                ----    ----          ------         -----
Sunshine State Givernmental Financing
  Common Florida Revenue                                        3.17    3/1/06        2,000,000      2,000,000
Tampa Health Care Facilities Revenue
  Lifelink Foundation, Inc. Project                             3.19    3/1/06        1,500,000      1,500,000
Volusia County Florida Educational
  Facility Authority Revenue                                    3.23    3/2/06        1,625,000      1,625,000
                                                                                                  ------------
                                                                                                   120,310,000
                                                                                                  ------------

ILLINOIS - 1.1%
Channahon Illinois Revenue                                      3.21    3/2/06        2,000,000      2,000,000
                                                                                                  ------------

KANSAS - 1.0%
University of Kansas Hospital Authority                         3.00    3/1/06        2,000,000      2,000,000
                                                                                                  ------------

LOUISIANA - 1.0%
Plaquemines Port Harbor and Terminal
  District Port Facility Revenue,
  International Marine Terminal
  Project A, LOC Kredietbank N.V                                2.60    3/15/06       2,000,000      2,000,000
                                                                                                  ------------

MICHIGAN - 0.6%
Michigan State Strategic Funding Ltd. Revenue                   3.00    3/1/06        1,200,000      1,200,000
                                                                                                  ------------

MINNESOTA- 1.9%
Minnesota State Higher Education
  Facilities Authority Revenue                                  3.00    3/1/06        1,025,000      1,025,000
  University of Minnesota                                       3.23    3/1/06        2,500,000      2,500,000
                                                                                                  ------------
                                                                                                     3,525,000
                                                                                                  ------------
NEW JERSEY- 0.7%
New Jersey State Educational
  Facilities Authority Revenue                                  2.70    3/1/06        1,300,000      1,300,000
                                                                                                  ------------

NEBRASKA - 0.5%
Lancaster County Nebraska
  Hospital Authority No. 1 Hospital Revenue                     3.00    3/1/06        1,000,000      1,000,000
                                                                                                  ------------

PUERTO RICO - 8.2%
Puerto Rico Electric Power Authority Revenue                    3.17    3/1/06        3,000,000      3,000,000
Puerto Rico Commonwealth                                        3.20    3/2/06        5,500,000      5,500,000
Puerto Rico Commonwealth Infrastructure
  Financing Authority                                           3.17    3/2/06        1,495,000      1,495,000
Puerto Rico Commonwealth Infrastructure
  Financing Authority                                           3.20    3/2/06        3,000,000      3,000,000
Puerto Rico Public Finance Corp.                                3.19    6/24/06       2,695,000      2,695,000
                                                                                                  ------------
                                                                                                    15,690,000
                                                                                                  ------------
SOUTH CAROLINA- 1.6%
Berkeley County South Carolina
  Pollution Control Facilities Revenue                          3.00    3/1/06        3,050,000      3,050,000
                                                                                                  ------------

OTHER TERRITORIES - 1.1%
Puttable Floating Option Tax-Exempt Receipts                    3.33    3/2/06        2,080,000      2,080,000
                                                                                                  ------------

TOTAL VARIABLE MUNICIPAL BONDS
  (Amortized Cost $159,460,000)                                                                    159,460,000
                                                                                                  ------------

TOTAL INVESTMENTS
  (AMORTIZED COST $188,792,994) - 98.9%                                                            188,792,994
OTHER ASSETS LESS LIABILITIES - 1.1%                                                                 2,081,160
                                                                                                  ------------
TOTAL NET ASSETS - 100%                                                                           $190,874,154
                                                                                                  ============

--------------------
*    Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
     The rate shown represents the rate in effect at February 28, 2006. The maturity date shown reflects next rate change date.
(a)  Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
  Commerical Paper                                                     4.6%
  Variable Municipal Bonds                                            83.5
  Municipal Bonds and Notes                                           10.8
                                                                     -----
                                                                      98.9
  Other Assets less Liabilities                                        1.1
                                                                     -----
                                                                     100.0%
                                                                     =====


                       See notes to financial statements.

THE  VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2006 (UNAUDITED)

ASSETS:
Investments, at value (amortized cost $188,792,994)               $ 188,792,994
Cash                                                                  1,688,439
Receivables:
     Interest                                                           851,703
Other assets                                                                255
                                                                  -------------
       TOTAL ASSETS                                                 191,333,391
                                                                  -------------

LIABILITIES:
Payables:
     Dividends                                                    $     428,709
Accrued expenses and other liabilities:
     Investment manager                                                  29,635
     Distribution and shareholder servicing                                 893
                                                                  -------------
       TOTAL LIABILITIES                                                459,237
                                                                  -------------
NET ASSETS                                                        $ 190,874,154
                                                                  =============

COMPOSITION OF NET ASSETS:
Capital                                                           $ 190,927,600
Accumulated net realized loss from
     investment transactions                                            (53,446)
                                                                  -------------
NET ASSETS                                                        $ 190,874,154
                                                                  =============

Class A Shares
     Net Assets                                                   $ 187,685,350
     Shares outstanding (unlimited number of
        shares authorized with no par value)                        187,824,666
     Net Asset Value, Offering Price and
        Redemption Price per share                                $        1.00
                                                                  =============

Class B Shares
     Net Assets                                                   $   3,188,804
     Shares outstanding (unlimited number of
       shares authorized with no par value)                           3,191,304
     Net Asset Value, Offering Price and
        Redemption Price per share                                $        1.00
                                                                  =============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $ 2,695,725
                                                                    -----------
    Total Investment Income                                         $ 2,695,725

EXPENSES:
Investment manager                                                  $   184,663
Distribution and shareholder servicing:
    Class A Shares                                                      316,168
    Class B Shares                                                        6,993
Trustees fees                                                             3,876
                                                                    -----------
    Total expenses before contractual
       fee reimbursements                                           $   511,700
    Contractual fee waivers and
       expense reimbursements                                          (322,042)
                                                                    -----------
    NET EXPENSES                                                        189,658
                                                                    -----------
NET INVESTMENT INCOME                                                 2,506,067
                                                                    -----------
NET REALIZED GAIN FROM INVESTMENT
    TRANSACTIONS                                                           --
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                      $ 2,506,067
                                                                    ===========

                       See notes to financial statements.
                                       17

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        FOR THE
                                                    SIX MONTHS ENDED       FOR THE
                                                    FEBRUARY 28, 2006     YEAR ENDED
                                                        (UNAUDITED)     AUGUST 31, 2005
                                                      -------------      -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income                             $   2,506,067    $   3,330,173
     Net realized gain from investment transactions             --              5,431
                                                       -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       2,506,067        3,335,604
                                                       -------------    -------------

DIVIDENDS:
     Net investment income:
       Class A Shares                                     (2,458,171)      (3,204,440)
       Class B Shares                                        (47,896)        (125,733)
                                                       -------------    -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                           (2,506,067)      (3,330,173)
                                                       -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL TRANSACTIONS (NOTE 4)                       43,300,718        9,979,884
                                                       -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS                     43,300,718        9,985,315

NET ASSETS:
     Beginning of year                                   147,573,436      137,588,121
                                                       -------------    -------------
     End of year (including accumulated
       undistributed net investment income of
       $0 and $0, respectively)                        $ 190,874,154    $ 147,573,436
                                                       =============    =============


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO


------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------------

                                             FOR THE
                                         SIX MONTHS ENDED                    FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2006  -------------------------------------------------------------------
                                          (UNAUDITED)        2005          2004             2003          2002         2001
                                          ---------        ---------     ---------        --------     ---------     --------
Net Asset Value, Beginning of Year        $   1.000        $   1.000     $   1.000        $  1.000     $   1.000     $  1.000
                                          ---------        ---------     ---------        --------     ---------     --------
Investment Activities
      Net investment income                   0.013            0.018         0.008           0.014         0.015     $  0.030
                                          ---------        ---------     ---------        --------     ---------     --------
Dividends
      Net investment income                  (0.013)          (0.018)       (0.008)         (0.014)       (0.015)    $ (0.030)
                                          ---------        ---------     ---------        --------     ---------     --------
Net Asset Value, End of Year              $   1.000        $   1.000     $   1.000        $  1.000     $   1.000     $  1.000
                                          =========        =========     =========        ========     =========     ========
Total Return (a)                               2.43%            1.79%         0.83%           1.03%         1.49%        3.42%
Ratios/Supplementary Data:
Net Assets at end of period (000)         $ 187,687        $ 143,821     $ 123,388        $142,519     $ 174,104     $141,464
Ratio of expenses to average net
   assets, before contractual
   fee waivers and / or expense
   reimbursements                              0.55%(c)         0.55%         0.55%           0.55%         0.55%        0.55%
Ratio of expenses to average
   net assets                                  0.20%(c)         0.20%         0.20%           0.20%         0.20%        0.20%
Ratio of net investment income
   to average net assets                       2.72%(c)         1.80%         0.83%           1.02%         1.47%        3.39%

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------

                                             FOR THE                               FOR THE
                                         SIX MONTHS ENDED       FOR THE         PERIOD ENDED
                                        FEBRUARY 28, 2006      YEAR ENDED     FEBRUARY 25,2005(b)
                                          (UNAUDITED)       AUGUST 31, 2005   TO AUGUST 31, 2004
                                          ---------         ---------------   -------------------

Net Asset Value, Beginning of Period      $   1.000            $   1.000         $   1.000
                                          ---------            ---------         ---------
Investment Activities
      Net investment income                   0.012                0.015             0.003
Dividends
      Net investment income                  (0.012)              (0.015)           (0.003)
                                          ---------            ---------         ---------
Net Asset Value, End of Period            $   1.000            $   1.000         $   1.000
                                          =========            =========         =========
Total Return (a)                               2.18%                1.54%             0.31%
Ratios/Supplementary Data:
Net Assets at end of period (000)         $   3,189            $   3,752         $  14,200
Ratio of expenses to average
   net assets, before contractual
   fee waivers and / or expense
   reimbursements                              0.55%(c)             0.55%             0.55%(c)
Ratio of expenses to average net assets        0.45%(c)             0.45%             0.45%(c)
Ratio of net investment income to
   average net assets                          2.40%(c)             1.39%             0.60%(c)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)   Commencement of share class.
(c)   Annualized.


                       See notes to financial statements.

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)
 1.    ORGANIZATION:

                 The U.S. Treasury Money Market Portfolio, General Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Income Portfolio are separate portfolios of The Valiant Fund. The Valiant Fund (the iTrusti) is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the iActi), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E. The five classes are identical, except as to the services offered to, and the expenses borne, by each class. This report covers U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (referred to individually as a iPortfolioi and collectively as the iPortfoliosi) for the six months ending February 28, 2006. A separate report is issued for the U.S. Treasury Income Portfolio for the six months ending February 28, 2006.

 2.    SIGNIFICANT ACCOUNTING POLICIES:

                 The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION:

                As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

       SECURITIES TRANSACTIONS AND RELATED INCOME:

                Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

       REPURCHASE AGREEMENTS:

                Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfoliosi Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfoliosi custodian, either physically or in book entry form. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

       EXPENSE ALLOCATION:

                Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio. Expenses specific to a class are charged to that class.

       THE VALIANT FUND

                          FEBRUARY 28, 2006 (UNAUDITED)

       DIVIDENDS TO SHAREHOLDERS:

                 The Portfoliosi declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Additional dividends are also paid to the Portfoliosi shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies. Dividends are recorded on the ex-dividend date.

                 The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These ibook/taxi differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets (See Note 7). Temporary differences do not require reclassification.

       FEDERAL TAXES:

                Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a iregulated investment companyi under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

 3.    RELATED PARTY TRANSACTIONS:

       INVESTMENT ADVISER:

                Integrity Management & Research, Inc. (the iManageri), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio. For the six months ending February 28, 2006, the Manager earned fees of $207,256, $421,904, and $184,663 from the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively. At February 28, 2006, there was a payable due to the Manager in the amount $30,000, $71,461, and $29,635 to the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively.

                Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

                Certain trustees of the Trust are also officers of the Manager.

       CUSTODIAN:

                The Bank of New York, ("Custodian") is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.

                The Bank of New York also provides fund accounting and administrative services pursuant to a Fund Accounting Agreement dated September 1, 2001 (the "Fund Accounting Agreement") between the Trust and The Bank of New York. The Fund Accounting Agreement has provisions for termination, limitation of liability and indemnification. The Bank of New York maintains all Trust books and records required under Rule 31a-1 under the Investment Company Act of 1940, as amended, performs daily accounting services and provides additional fund reporting and record keeping services.

THE VALIANT FUND

                          FEBRUARY 28, 2006 (UNAUDITED)

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

         Integrity Investments, Inc. (the iDistributori), an affiliate of the Manager, acts as exclusive distributor of the Trustis shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the iPlansi) pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

               CLASS                         FEE RATE
               -----                         --------
               Class A Shares                 0.35%
               Class B Shares                 0.35
               Class C Shares                 0.65
               Class D Shares                 0.50
               Class E Shares                 0.80

EXPENSE LIMITATIONS:

         The Portfolios' Manager and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2006:

               CLASS                       EXPENSE LIMITATION
               Class A Shares                  0.20%
               Class B Shares                  0.45
               Class C Shares                  0.85
               Class D Shares                  0.70
               Class E Shares                  1.00

FEE REIMBURSEMENTS:

         Expenses reimbursed and fees waived by the Manager and Distributor are set forth on each Portfoliois Statement of Operations.

         For the six months ending February 28, 2006, the Manager and Distributor waived $45,713 of fees and expenses for the U.S. Treasury Money Market Portfolio. These expenses related to $2,421 of fees attributable to Class A, $37,518 attributable to Class B, and all Trustees fees of $5,774 incurred by the Portfolio during the year.

         For the six months ending February 28, 2006, the Manager and Distributor waived $70,743 of fees and expenses for the General Money Market Portfolio. These expenses related to $60,343 of fees attributable to Class A, $50 attributable to Class B, and all Trustees fees of $10,350 incurred by the Portfolio during the year.

         For six months ending February 28, 2006, the Manager and Distributor waived $12,867 of fees and expenses for the Tax-Exempt Money Market Portfolio. These expenses related to $6,993 of fees attributable to Class A, $1,998 attributable to Class B, and all Trustees fees of $3,876 incurred by the Portfolio during the year.

       THE VALIANT FUND

                          FEBRUARY 28, 2006 (UNAUDITED)

 4.    CAPITAL SHARE TRANSACTIONS:

                Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the six months ended February 28, 2006 and the year ended August 31, 2005 are listed below (amounts represent shares and dollars):

                                U.S. TREASURY MONEY MARKET         GENERAL MONEY MARKET             TAX-EXEMPT MONEY MARKET
                                       PORTFOLIO                        PORTFOLIO                            PORTFOLIO
                             -----------------------------      -------------------------          ------------------------------
                               FOR THE            FOR THE         FOR THE        FOR THE             FOR THE          FOR THE
                               SIX MONTH           YEAR          SIX MONTHS        YEAR             SIX MONTHS          YEAR
                                 ENDED             ENDED            ENDED           ENDED              ENDED            ENDED
                              FEBRUARY 28,       AUGUST 31,      FEBRUARY 28,     AUGUST 31,         FEBRUARY 28,     AUGUST 31,
                                  2006             2005             2006            2005                2006             2005
                            ------------      ------------      ------------    --------------      ------------      ------------
CLASS A SHARES:
Issued                         5,075,097         4,383,903       981,143,653     2,252,369,563       470,356,786       927,991,009
Reinvested                           111               159               800             1,158                12                21
Redeemed                      (4,821,771)       (3,535,140)     (874,270,591)   (2,235,375,246)     (426,490,646)     (907,554,407)
                            ------------      ------------      ------------    --------------      ------------      ------------
Net increase (decrease)
in Class A Shares                253,437           848,922       106,873,862        16,995,475        43,866,152        20,436,623
                            ------------      ------------      ------------    --------------      ------------      ------------
CLASS B SHARES:
Issued                        74,195,895       365,525,182           332,976        13,342,623         4,811,121        19,064,385
Reinvested                        94,040           110,502              --                  39            16,401            16,140
Redeemed                     (85,135,506)     (370,001,659)         (317,268)      (18,304,206)       (5,392,956)      (29,537,264)
                            ------------      ------------      ------------    --------------      ------------      ------------
Net increase (decrease)
in Class B Shares            (10,845,571)       (4,365,975)           15,708        (4,961,544)         (565,434)      (10,456,739)
                            ------------      ------------      ------------    --------------      ------------      ------------
CLASS D SHARES:
Issued                       184,430,336       270,321,902        38,979,444        33,647,663              --                --
Reinvested                          --                --               5,461            15,694              --                --
Redeemed                    (203,162,021)     (335,025,300)      (21,492,261)      (39,060,183)             --                --
                            ------------      ------------      ------------    --------------      ------------      ------------
Net decrease
in Class D Shares            (18,731,685)      (64,703,398)       17,492,644        (5,396,826)             --                --
                            ------------      ------------      ------------    --------------      ------------      ------------
CLASS E SHARES:
Issued                        18,191,489        81,769,269        59,038,574        87,465,595              --                --
Reinvested                            15                16                14               319              --                --
Redeemed                     (21,617,972)      (81,051,656)      (59,088,490)      (98,864,353)             --                --
                            ------------      ------------      ------------    --------------      ------------      ------------
Net increase (decrease)
in Class E Shares             (3,426,468)          717,629           (49,902)      (11,398,439)             --                --
                            ------------      ------------      ------------    --------------      ------------      ------------
NET INCREASE
(DECREASE) IN SHARE
TRANSACTIONS                 (32,750,287)      (67,502,822)      124,332,312        (4,761,334)       43,300,718         9,979,884
                            ============      ============      ============    ==============      ============      ============

        THE VALIANT FUND

                          FEBRUARY 28, 2006 (UNAUDITED)

 5.     SECURITIES LENDING:

                Under an agreement with the Custodian, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. The Portfolios also continue to receive interest on the securities loaned. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest. The cash collateral is received and is invested in a money market account with the Custodian. A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Portfolios. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. As of February 28, 2006, there were no outstanding securities on loan for any of the Portfolios.

 6.     CONCENTRATION OF CREDIT RISK:

                As of February 28, 2006, approximately 71.4% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 78.3% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

 7.     FEDERAL TAX INFORMATION:

                 All of the dividends paid for the six months ended February 28, 2006 and the year ended August 31, 2005 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for federal income tax purposes.

                 During the six months ended February 28, 2006 and the year ended August 31, 2005, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

                 Undistributed net investment income differs for financial statement and tax purposes primarily due to the timing of dividend payments.

                 At August 31, 2005 the following reclassification was made to the capital account of the noted fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of the expiration of unused capital loss carryforwards. Net investment income, net realized gains, and net assets were not affected by these changes.

                                     UNDISTRIBUTED
                                     CAPITAL GAINS/
                                     ACCUMULATED                    PAID IN
                                     LOSSES                         CAPITAL
                                     ------                         -------
General Money Market Fund            $29,268                       ($29,268)

THE VALIANT FUND

                          FEBRUARY 28, 2006 (UNAUDITED)

For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2005, which are available to offset future realized gains, if any:

NAME                                      AMOUNT                EXPIRES
--------------------------              ---------               -------
U.S. Treasury Money Market              $ 229,798                2008
                                           21,859                2009
                                        ---------
                                        $ 251,657
                                        =========

General Money Market                    $  51,799                2008
                                            1,354                2013
                                        ---------
                                        $  53,153
                                        =========

Tax-Exempt Money Market                 $   8,571                2006
                                            2,545                2008
                                           42,330                2009
                                        ---------
                                        $  53,446
                                        =========

                         Capital losses incurred after October 31
        ("post-October" losses) within the taxable year are deemed to arise on the first business day of the fundis next taxable year. The Portfolio indicated incurred and will elect to defer net capital losses noted during 2005. The General Money Market Portfolio will defer post-October losses in the amount of $22.

 8.     BENEFICIAL OWNERSHIP

                 The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2006, Relico held 84.80% of Class A shares, Hare & Co. held 91.04% of Class B shares, 35.61% of Class D shares, and 84.74% of Class E shares, and First Union National Bank held 49.33% of Class D shares of the U.S. Treasury Money Market Portfolio in an omnibus account for the sole benefit of their customers. First Union National Bank held 71.91% of the Class A shares and Relico held 100% of the Class B and Class E shares, and 97.40% of the Class D shares of the General Money Market Portfolio in an omnibus account for the sole benefit of their customers. First Union National Bank held 87.30% of Class A shares, Reich & Tang Services, Inc. (a related party to the Sub-Advisor) held 33.94% and Relico held 66.06% of Class B shares of the Tax-Exempt Money Market Portfolio in an omnibus account for the sole benefit of their customers.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                      PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                     TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                   TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                         TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                      TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                        VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 29, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                      VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 33, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

Proxy Voting Policies and Procedures

A description of the Portfoliosi proxy voting policies and procedures and information regarding how the Portfoliosi voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfoliosi Form N-PX on the Securities and Exchange Commissionis website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trustis Forms N-Q are available on the Commissionis website at www.sec.gov. The Trustis Forms N-Q may also be reviewed and copied at the Commissionis Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

                      This page intentionally left blank.

                                THE VALIANT FUND

                         U.S. TREASURY INCOME PORTFOLIO

                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2006

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2006* (unaudited)

ASSETS:
Cash                                                                      $ 985
                                                                          -----
      TOTAL ASSETS                                                          985
                                                                          -----

LIABILITIES:
Accrued expenses and other liabilities:
    Investment manager                                                    $ 364
                                                                          -----
      TOTAL LIABILITIES                                                     364
                                                                          -----
                                                                          -----
NET ASSETS                                                                $ 621
                                                                          =====

COMPOSITION OF NET ASSETS:
Capital                                                                   $ 622
Undistributed net investment income                                          84
Accumulated net realized loss from
     investment transactions                                                (85)
                                                                          -----
NET ASSETS                                                                $ 621
                                                                          =====

Class A Shares
    Net Assets                                                            $ 621
    Shares outstanding                                                      622
    Net Asset Value, Offering Price and
       Redemption Price per share                                         $1.00
                                                                          =====

* The portfolio has been inactive since 2001.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE
                                                  SIX MONTHS ENDED             FOR THE
                                                FEBRUARY 28, 2006 (a)         YEAR ENDED
                                                    (UNAUDITED)          AUGUST 31, 2005 (b)
                                                ---------------------   -----------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                --                --
                                                          ----              ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       --                --
                                                          ----              ----

DIVIDENDS:
      Net investment income                                --                --
                                                          ----              ----
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           --                --
                                                          ----              ----
NET INCREASE IN NET ASSETS

NET ASSETS
      Beginning of period                                  621               621
                                                          ----              ----
      End of year                                         $621              $621
                                                          ====              ====

(a) The Portfolio did not operate during the six months ended February 28, 2006.
(b)  The Portfolio did not operate during the year ended August 31, 2005.


                       See notes to financial statements.

 THE VALIANT FUND
 U.S. TREASURY INCOME PORTFOLIO


--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------------

                                               FOR THE
                                           SIX MONTHS ENDED
                                          FEBRUARY 28, 2006(a)                         FOR THE YEARS ENDED
                                                                ----------------------------------------------------------------
                                              (unaudited)         2005(b)      2004(c)       2003(d)      2002(e)     2001 (f)
                                          ---------------    ------------  -----------    ----------    ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000        $  1.000     $  1.000      $  1.000     $  1.000     $   1.00
                                          ---------------    ------------  -----------    ----------    ---------   ----------
INVESTMENT ACTIVITIES
     Net investment income                             --              --           --            --           --         0.01
     Net realized gain  from
       investment transactions                         --              --           --            --           --           --
                                          ---------------    ------------  -----------    ----------    ---------   ----------
     Total from investment activities                  --              --           --            --           --         0.01
                                          ---------------    ------------  -----------    ----------    ---------   ----------
DIVIDENDS
     Net investment income                             --              --           --            --           --        (0.01)
                                          ---------------    ------------  -----------    ----------    ---------   ----------
     Total dividends                                   --              --           --            --           --        (0.01)
                                          ---------------    ------------  -----------    ----------    ---------   ----------
NET ASSET VALUE, END OF PERIOD                   $  1.000        $  1.000     $  1.000      $  1.000     $  1.000     $   1.00
                                          ===============    ============  ===========    ==========    =========   ==========
TOTAL RETURN                                           --              --           --            --           --         0.68%(g)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $      1        $      1     $      1      $      1     $      1     $      1
Ratio of expenses to average net assets                --              --           --            --           --         0.20%(h)
Ratio of net investment
  income to average net assets                         --              --           --            --           --         5.11%(h)

(a) The Portfolio did not operate during the six months ended February 28, 2006.
(b)  The Portfolio did not operate during the year ended August 31, 2005.
(c)  The Portfolio did not operate during the year ended August 31, 2004.
(d)  The Portfolio did not operate during the year ended August 31, 2003.
(e)  The Portfolio did not operate during the year ended August 31, 2002.
(f)  The Portfolio operated from December 6, 2000 to January 24, 2001.
(g)  Not Annualized.
(h)  Annualized.


                       See notes to financial statements.

       THE VALIANT FUND
       U.S. TREASURY INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2006 (UNAUDITED)

 1.    ORGANIZATION:

                 The Valiant Fund (the iTrusti) is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the iActi), as an open-end management investment company. A separate annual report is issued for the U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio. This report covers the U.S. Treasury Income Portfolio (hereinafter referred to as iPortfolioi) for the six months ending February 28, 2006, during which period the portfolio did not conduct operations. As the Portfolio did not have any operations during the years ended August 31,2005 or August 31, 2004, a Statement of Operations and Statement of Changes in Net Assets has not been presented.

 2.    SIGNIFICANT ACCOUNTING POLICIES:

                 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION:

                 Investments of the Portfolio are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security. For the six months ended February 28, 2006, the Portfolio did not engage in any investment activities.

       SECURITIES TRANSACTIONS AND RELATED INCOME:

                 Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount. For the six months ended February 28, 2006, the Portfolio did not engage in any investment activities nor did it receive any related income.

       EXPENSE ALLOCATION:

                Expenses directly attributable to a portfolio are specifically identified and charged. Trust expenses are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each portfolio or another reasonable basis. Expenses specific to a class are charged to that class. There were no expenses incurred by the Portfolio during the past six months.

       CAPITAL SHARE TRANSACTIONS:

                 The Portfolio is authorized to issue an unlimited number of shares with no par value. No capital transactions occurred during the year.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                      PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                     TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                   TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                         TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                      TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                        VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 29, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                      VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 34, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Trustsi proxy voting policies and procedures, without charge, upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by going to the Securities and Exchange Commissionis website at www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or accessing the Trustsi Form N-PX on the Securities and Exchange Commissionis website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trustis Forms N-Q are available on the Commissionis website at www.sec.gov. The Trustis Forms N-Q may also be reviewed and copied at the Commissionis Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable with semi annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

None.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation on May 3, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Valiant Fund (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Integrity Investments Inc. ("II"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or II, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of II, or BNY, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the II's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the II's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RI during such period.

ITEM 12. EXHIBITS.

(a)(1) Not applicable with semi annual filing.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE VALIANT FUND

By (Signature and Title) /S/ RICHARD F. CURCIO
                        ------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President

Date                     APRIL 27, 2006
    --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /S/ RICHARD F. CURCIO
                        ------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President

Date                     APRIL 27, 2006
    --------------------------------------------------------------------------

By (Signature and Title)  /S/ DENIS R. CURCIO
                        ------------------------------------------------------
                          Denis R. Curcio, Treasurer

Date                     APRIL 27, 2006
    --------------------------------------------------------------------------

                                                                  EXHIBIT (A)(1)

Not Applicable for this filing.